BUSINESS COMBINATIONS - Movement of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement of goodwill
Balance at the beginning of the year	¥ 1,751,970	¥ 1,570,755
Addition during the year	153,870	181,215
Balance at end of year	¥ 1,905,840	¥ 1,751,970